ENERGY PURCHASED FOR RESALE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ENERGY PURCHASED FOR RESALE
Supply	R$ 5,357,608	R$ 5,714,743	R$ 4,931,606
Marketing in CCEE	2,629,653	2,425,240	2,998,109
Proinfa	3,140,816	3,106,129	2,818,660
Other	456,848	17,931	17,852
Total	R$ 11,584,925	R$ 11,264,044	R$ 10,766,227